COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 7 - COMMITMENTS AND CONTINGENCIES

The Company entered into a three year lease agreement for their office facility commencing August 1, 2012 which requires monthly installment payments of $2,125 in year one, $2,208 in year two and $2,292 in year three. The lease continues through July 31, 2015 for a total future contractual obligation of $79,500.

 During the three months ended March 31, 2011, the Company entered into an agreement with a consultant whereby the consultant accrued monthly fees, commencing February 15, 2011, of $10,000 to be paid should the Company raise $1,000,000 in equity capital from investors prior to January 15, 2012.  The Company terminated the agreement with the consultant in the quarter ended June 30, 2011.  The Company did not raise $1,000,000 in equity capital prior to January 15, 2012, and as a result the Company is not obligated to pay the consultant $25,000 under the terms of the agreement as of the date of termination.

The Company entered into a lease agreement for their office facility in December 2011 which require monthly installment payments of $557 through June 30, 2012 for a total future contractual obligation of $3,342.